SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
20.	SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions from the condensed consolidated balance sheet date through the date at which the condensed consolidated financial statements were issued.
Owl Rock Credit Facility
On July 5, 2023 (the “Owl Rock Closing Date”), the Company entered into that certain Credit Agreement (the “Owl Rock Credit Facility”), among the Company, as borrower, the several banks and other persons from time to time party thereto (the “Owl Rock Lenders”), and Owl Rock Capital Corporation, as administrative and collateral agent for the Owl Rock Lenders thereunder.
The Owl Rock Credit Facility, among other things:

•	requires the Company and certain subsidiaries of the Company to guarantee the loans provided under the Owl Rock Credit Facility pursuant to separate loan documentation;

•
provides credit extensions for (i) an initial term loan in an aggregate principal amount of $25.0 million upon the closing of the Owl Rock Credit Facility and (ii) optional delayed draw term loans (which can be drawn on multiple drawing dates) in an aggregate principal amount of up to $25.0 million available for one hundred eighty (180) days after the Owl Rock Closing Date (the “Delayed Draw Term Loan Availability Period”), subject to the requirement that on each delayed draw date, the liquid asset coverage ratio shall not be less than 1.80 to 1.00, together with other specified conditions to drawings, the proceeds of which may be used for working capital and the business requirements of the enterprise, and to fund acquisitions, investments and other transactions permitted by the loan documentation;

•	provides a delayed draw commitment fee rate of 0.50% per annum applicable to undrawn commitments during the Delayed Draw Term Loan Availability Period

•	matures on July 5, 2028, the date that is five years after the closing of the Owl Rock Credit Facility;

•
is secured by a first-priority security interest in substantially all of the assets of the Company and the subsidiary guarantors. No pledge of any equity interests in the Company is required by any holder of such equity interests;

•
provides for interest to accrue on the loans drawn under the Owl Rock Credit Facility at the election of the Company, by reference to either (i) an alternative base rate (such loans, “ABR Loans”) or (ii) an adjusted term SOFR rate (such loans, “SOFR Loans”) plus an applicable margin. The adjusted term SOFR rate is determined by the applicable term SOFR for a relevant interest period plus a credit spread adjustment of 0.10%, 0.15% and 0.25% per annum for interest periods of one, three and six months, respectively. The applicable margin for each type of loan is (i)
6.25% per annum for any ABR Loans and (ii)
7.25% per annum for any SOFR Loans, with interest periods for SOFR Loans of one,
three or
six months
(or other periods if agreed by all lenders);

•	provides a default rate that will accrue at 2.00 % per annum over the rate otherwise applicable;

•
provides for amortization payments based on the initial principal amount of the loans outstanding of
1.0% per year (
0.25
% due per quarter), with adjustments made to the overall amortization amount upon the incurrence of any delayed draw loans;

•
contains provisions requiring mandatory prepayment of the initial term loans and delayed draw term loans with
100
% of the proceeds of (a) indebtedness not permitted by the Owl Rock Credit Facility and (b) certain specified asset dispositions and payments (including in respect of settlements) in respect of property, casualty insurance claims or condemnation proceedings, with the proceeds received under this clause (b) subject to certain specified reinvestment rights and procedures set forth in the Owl Rock Credit Facility. The Owl Rock Credit Facility permits voluntary prepayments of outstanding loans at any time;

•
provides for a prepayment premium equal to (a)
4.00% of the principal amount of such loans prepaid on or prior to the first anniversary of the closing of the Owl Rock Credit Facility, (b)
3.00% of the principal amount of such loans prepaid after the first anniversary of the closing of the Owl Rock Credit Facility but on or prior to the second anniversary of the closing of the Owl Rock Credit Facility and (c)
2.00
% of the principal amount of such loans prepaid after the second anniversary of the closing of the Owl Rock Credit Facility but on or prior to the third anniversary of the closing of the Owl Rock Credit Facility. No prepayment premium will be applicable for any such prepayment made after the third anniversary of the closing of the Owl Rock Credit Facility. The prepayment premium is applicable to voluntary prepayments and certain specified mandatory prepayment during such applicable periods;

•
provides for financial covenants such that (i) a consolidated net leverage ratio cannot exceed
2.50 to 1.00 as of the last day of any fiscal quarter and (ii) a liquid asset coverage ratio cannot be less than
1.80
 to 1.00;

•
contains affirmative covenants related to, among other things, delivery of certain financial reports and compliance certificates, maintenance of existence, compliance with laws, material contracts, payment of taxes, property and insurance matters, inspection of property, books and records, notices, collateral matters and future subsidiaries, in each case, subject to specified limitations and exceptions;

•
contains an affirmative representation and corresponding covenant that the Company and certain subsidiaries of the Company do not, and will not during the term of the Owl Rock Facility (or if the term of the Owl Rock Credit Facility continues for longer than a year, during the Company’s and certain subsidiaries of the Company’s most recent fiscal year), derive more than fifteen percent (
15
%) of their aggregate gross revenues from securities related activities;

•
contains negative covenants related to, among other things, incurrence of debt, creation of liens, mergers, acquisitions and certain other fundamental changes, conditions concerning the creation of new subsidiaries, conditions concerning opening of new accounts, disposition of assets, dividends and other restricted payments, prepayment of certain indebtedness, transactions with affiliates, investments and limitations on lines of business, in each case, subject to specified limitations and exceptions; and

•
provides for certain specified events of default upon the occurrence and during the continuation of certain events or conditions (subject to specified exceptions, grace periods or cure rights, as applicable) each as set forth in the Owl Rock Credit Facility, which includes among other things, defaults with respect to nonpayment, breaches of representations and warranties, failure to comply with covenants, cross-default to other material indebtedness, bankruptcy and insolvency matters, ERISA matters, material judgments, collateral and perfection matters, the occurrence of a change of control and subordination matters with respect to certain specified indebtedness. The occurrence and continuance of an event of default that is not cured or waived will enable the agent and/or the lenders, as applicable, to accelerate the loans or take other remedial steps as provided in the Owl Rock Credit Facility and the other loan documents.